Government Grant - Summary of Government Grant (Details) - EUR (€) € in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Government Grant [Line Item]
Government Grants, Beginning balance		€ 11,300
Government Grant
Government Grant [Line Item]
Government Grants, Beginning balance	€ 10,374	10,634
Pledged during the year	0	239
Released to the statement of comprehensive income	(505)	(499)
Government Grants, Ending balance	9,869	10,374
thereof current	0	0
thereof non-current	€ 9,869	€ 10,374